Investments in equity accounted associates - Statement of Financial Position (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Non-current assets	$ 116,847	$ 133,178		$ 121,834
Current assets	185,309	188,866		191,149
Total assets	302,156	322,044		312,983
LIABILITIES AND SHAREHOLDERS' EQUITY
Total equity	(135,769)	(148,776)	$ (105,198)	(161,048)	$ (101,908)	$ (48,570)
Non-current liabilities	109,844	138,418		151,206
Current liabilities	328,081	332,402		322,825
Total liabilities	437,925	470,820		474,031
Total liabilities and shareholders' equity	$ 302,156	322,044		$ 312,983
MX Capital Ltd
ASSETS
Non-current assets		13,649
Current assets		13,731
Total assets		27,380
LIABILITIES AND SHAREHOLDERS' EQUITY
Total equity		(291)
Non-current liabilities		23,976
Current liabilities		3,695
Total liabilities		27,671
Total liabilities and shareholders' equity		$ 27,380